UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact name of registrant as specified in charter)

3350 Monarch Lane

Annandale, VA 22003

(Address of principal executive offices)

 (Zip code)

Steven M. Wegener

3350 Monarch Lane

Annandale, VA 22003

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 703-282-9380

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Wegener Adaptive Growth Fund

CAL-MAINE FOODS, INC.

Ticker Symbol:CALM	Cusip Number:128030202
Record Date: 8/17/2012	Meeting Date: 10/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ADOLPHUS B. BAKER 2) TIMOTHY A. DAWSON 3) LETITIA C. HUGHES 4) SHERMAN MILLER 5) JAMES E. POOLE 6) STEVE W. SANDERS	For	Issuer	For	With
2	APPROVAL OF THE CAL-MAINE FOODS, INC. 2012 OMNIBUS LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	With
3	RATIFICATION OF FROST, PLLC AS INDEPENDENT AUDITORS OF THE COMPANY.	For	Issuer	For	With

CHINA PETROLEUM & CHEMICAL CORPORATION

Ticker Symbol:SNP	Cusip Number:16941R108
Record Date: 9/10/2012	Meeting Date: 10/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	APPROVE: (A) RENEWAL OF MAJOR CONTINUING CONNECTED TRANSACTIONS AND NON-MAJOR CONTINUING CONNECTED TRANSACTIONS; (B) CONTINUING CONNECTED TRANSACTIONS THIRD SUPPLEMENTAL AGREEMENT ENTERED INTO BETWEEN SINOPEC CORP. AND CHINA PETROCHEMICAL CORPORATION; (C) MR. WANG XINHUA, AUTHORIZED TO SIGN OR EXECUTE SUCH OTHER DOCUMENTS OR SUPPLEMENTAL AGREEMENTS AND TO TAKE ALL ACTIONS	For	Issuer	For	With
O2	APPROVE THE ZHONG KE GUANGDONG REFINERY INTEGRATION PROJECT AS SET OUT IN THE CIRCULAR AND TO AUTHORISE MR. WANG TIANPU, VICE CHAIRMAN OF THE BOARD OF SINOPEC CORP. AND PRESIDENT OF SINOPEC CORP. TO TAKE ALL NECESSARY ACTIONS IN RELATION TO THE REFINERY PROJECT, INCLUDING BUT NOT LIMITED TO THE FORMULATION AND EXECUTION OF ALL THE NECESSARY LEGAL DOCUMENTS.	For	Issuer	For	With
S3	APPROVE THE PROPOSED AMENDMENTS TO ARTICLES OF ASSOCIATION OF SINOPEC CORP. AS SET OUT IN THE CIRCULAR AND TO AUTHORISE THE SECRETARY TO THE BOARD OF DIRECTORS OF SINOPEC CORP. TO, ON SINOPEC CORP., DEAL WITH ALL PROCEDURAL REQUIREMENTS SUCH AS APPLICATIONS, APPROVALS, REGISTRATIONS AND FILINGS IN RELATION TO THE PROPOSED AMENDMENTS TO THE ARTICLES OF ASSOCIATION	For	Issuer	For	With

CIMATRON LTD.

Ticker Symbol:CIMT	Cusip Number:M23798-107
Record Date: 6/18/2012	Meeting Date: 7/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RESOLVED, TO APPROVE THE APPOINTMENT OF YOSSI BEN SHALOM AS DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
2	RESOLVED, TO APPROVE THE APPOINTMENT OF WILLIAM F. GIBBS AS DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
3	RESOLVED, TO APPROVE THE APPOINTMENT OF BARAK DOTAN AS DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	RESOLVED, TO APPROVE THE APPOINTMENT OF NIR COHEN AS DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
5	RESOLVED, TO APPROVE THE APPOINTMENT OF DAVID GOLAN AS DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
6	RESOLVED THAT THE RE-APPOINTMENT OF BRIGHTMAN ALMAGOR ZOHAR & CO. AS THE INDEPENDENT PUBLIC ACCOUNTANT OF THE COMPANY AND THE AUTHORIZATION OF THE BOARD OF DIRECTORS TO FIX THE REMUNERATION OF SUCH AUDITORS IN ACCORDANCE WITH THE VOLUME AND NATURE OF THEIR SERVICES, IS HEREBY APPROVED.	For	Issuer	For	With
7	RESOLVED, THAT THE UNDERTAKINGS OF THE COMPANY TO INDEMNIFY PERSONS WHO ARE SERVING CURRENTLY AND FROM TIME TO TIME IN THE FUTURE, AS DIRECTORS AND/OR OFFICERS OF THE COMPANY, BE AND ARE HEREBY APPROVED, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
8	RESOLVED, TO APPROVE THE CONTINUED PROVISION OF SERVICES TO THE COMPANY BY DBSI, PURSUANT TO THE EXISTING MANAGEMENT SERVICES AGREEMENT WITH DBSI, AS WELL AS THE PAYMENT OF FEES TO DBSI IN ACCORDANCE THEREWITH.	Against	Issuer	For	Against

CONAGRA FOODS, INC.

Ticker Symbol:CAG	Cusip Number:205887-102
Record Date: 7/27/2012	Meeting Date: 9/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MOGENS C. BAY 2) STEPHEN G. BUTLER 3) STEVEN F. GOLDSTONE 4) JOIE A. GREGOR 5) RAJIVE JOHRI 6) W.G. JURGENSEN 7) RICHARD H. LENNY 8) RUTH ANN MARSHALL 9) GARY M. RODKIN 10) ANDREW J. SCHINDLER 11) KENNETH E. STINSON	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITOR	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against

EASYLINK SERVICES INTERNATIONAL CORP.

Ticker Symbol:ESIC	Cusip Number:277858-106
Record Date: 5/22/2012	Meeting Date: 7/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE AGREEMENT AND PLAN OF MERGER DATED AS OF MAY 1, 2012, AS IT MAY BE AMENDED FROM TIME TO TIME, BY AND AMONG EASYLINK SERVICES INTERNATIONAL CORPORATION, OPEN TEXT CORPORATION AND EPIC ACQUISITION SUB INC.	For	Issuer	For	With
2	TO APPROVE, ON A NONBINDING ADVISORY BASIS, THE GOLDEN PARACHUTE COMPENSATION THAT WILL BE PAYABLE TO THE NAMED EXECUTIVE OFFICERS OF EASYLINK SERVICES INTERNATIONAL CORPORATION IN CONNECTION WITH THE CONSUMMATION OF THE MERGER PURSUANT TO THE AGREEMENT AND PLAN OF MERGER.	Against	Issuer	For	Against
3	TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER.	For	Issuer	For	With

EPLUS INC.

Ticker Symbol:PLUS	Cusip Number:294268-107
Record Date: 7/18/2012	Meeting Date: 9/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) PHILLIP G. NORTON 2) BRUCE M. BOWEN 3) C. THOMAS FAULDERS III 4) TERRENCE O'DONNELL 5) LAWRENCE S. HERMAN 6) MILTON E. COOPER, JR. 7) JOHN E. CALLIES 8) ERIC D. HOVDE	For	Issuer	For	With
2	APPROVAL OF THE 2012 EMPLOYEE LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against
3	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
4	PROPOSAL TO RATIFY INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	For	Issuer	For	With

GAS NATURAL INC.

Ticker Symbol:EGAS	Cusip Number:367204104
Record Date: 10/17/2012	Meeting Date: 12/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) W.E. "GENE" ARGO 2) WADE F. BROOKSBY 3) NICHOLAS U. FEDELI 4) JOHN R. "JACK" MALE 5) GREGORY J. OSBORNE 6) RICHARD M. OSBORNE 7) THOMAS J. SMITH 8) MICHAEL T. VICTOR	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PARENTEBEARD LLC AS OUR INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2012.	For	Issuer	For	With
3	TO APPROVE THE 2012 INCENTIVE AND EQUITY AWARD PLAN.	Against	Issuer	For	Against
4	TO APPROVE THE 2012 NON-EMPLOYEE DIRECTOR STOCK AWARD PLAN.	For	Issuer	For	With
5	TO APPROVE THE ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF JOHN D. MARKETING.	For	Issuer	For	With
6	TO APPROVE THE ISSUANCE OF SHARES OF OUR COMMON STOCK AS CONSIDERATION FOR THE ACQUISITION FOR JOHN D. MARKETING.	Against	Issuer	For	Against
7	TO APPROVE THE ADJOURNMENT OR POSTPONEMENT OF THE ANNUAL MEETING.	For	Issuer	For	With

MINDRAY MEDICAL INT'L LTD.

Ticker Symbol:MR	Cusip Number:602675100
Record Date: 12/3/2012	Meeting Date: 12/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RE-ELECTION OF MR. XU HANG AS A DIRECTOR AND THE CHAIRMAN OF THE BOARD OF THE COMPANY.	For	Issuer	For	With
2	RE-ELECTION OF MR. RONALD EDE AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
3	RE-ELECTION OF MR. CHEN QINGTAI AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	Issuer	For	With

NATURE'S SUNSHINE PRODUCTS, INC.

Ticker Symbol:NATR	Cusip Number:639027-101
Record Date: 6/11/2012	Meeting Date: 8/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ALBERT R. DOWDEN 2) MARK R. GENENDER 3) KRISTINE F. HUGHES	For	Issuer	For	With
2	ADOPTION OF NATURE'S SUNSHINE PRODUCTS, INC. 2012 STOCK INCENTIVE PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	Issuer	For	With
4	ADVISORY RESOLUTION TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against

NUTRACEUTICAL INTERNATIONAL CORPORATION

Ticker Symbol:NUTR	Cusip Number:67060Y101
Record Date: 12/5/2012	Meeting Date: 1/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) FRANK W. GAY II 2) GREGORY M. BENSON	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2013.	For	Issuer	For	With
3	APPROVAL OF THE NUTRACEUTICAL INTERNATIONAL CORPORATION 2013 LONG-TERM EQUITY INCENTIVE PLAN.	Against	Issuer	For	With
4	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against

SOUTHERN MISSOURI BANCORP, INC.

Ticker Symbol:SMBC	Cusip Number:843380106
Record Date: 9/7/2012	Meeting Date: 10/29/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) GREG A. STEFFENS 2) SAMUEL H. SMITH 3) L. DOUGLAS BAGBY 4) DAVID J. TOOLEY	For	Issuer	For	With
2	THE ADVISORY (NON-BINDING) VOTE ON OUR EXECUTIVE COMPENSATION AS DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT.	Against	Issuer	For	With
3	THE ADVISORY (NON-BINDING) VOTE ON THE FREQUENCY OF VOTING ON OUR EXECUTIVE COMPENSATION AS DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT.	For	Issuer	For	With
4	THE APPROVAL OF AN AMENDMENT TO THE ARTICLES OF INCORPORATION OF SOUTHERN MISSOURI BANCORP, INC. TO INCREASE THE NUMBER OF AUTHORIZED SHARES FROM 4,000,000 TO 8,000,000.	Against	Issuer	For	Against
5	THE RATIFICATION OF THE APPOINTMENT OF BKD, LLP AS AUDITORS OF THE CORPORATION FOR THE FISCAL YEAR ENDING JUNE 30, 2013.	For	Issuer	For	With

SXC HEALTH SOLUTIONS CORP.

Ticker Symbol:SXCI	Cusip Number:78505P-100
Record Date: 5/31/2012	Meeting Date: 7/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE OF SHARES OF SXC COMMON STOCK PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 17, 2012, BY AND AMONG SXC HEALTH SOLUTIONS CORP., SXC HEALTH SOLUTIONS, INC., CATAMARAN I CORP., CATAMARAN II LLC AND CATALYST HEALTH SOLUTIONS, INC.	For	Issuer	For	With
2	TO AMEND THE SXC HEALTH SOLUTIONS CORP. LONG TERM INCENTIVE PLAN TO INCREASE THE MAXIMUM NUMBER OF SHARES OF COMPANY COMMON STOCK THE COMPANY MAY ISSUE UNDER THE PLAN BY 2,500,000 (WHICH AMENDMENT WILL NOT BE IMPLEMENTED IF THE MERGER DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/PROSPECTUS IS NOT CONSUMMATED).	Against	Issuer	For	Against
3	TO AMEND THE SXC HEALTH SOLUTIONS CORP. ARTICLES OF CONTINUANCE TO EFFECT A CHANGE IN THE CORPORATE NAME OF THE COMPANY FROM "SXC HEALTH SOLUTIONS CORP." TO "CATAMARAN CORPORATION" (WHICH AMENDMENT WILL NOT BE IMPLEMENTED IF THE MERGER DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/PROSPECTUS IS NOT CONSUMMATED).	For	Issuer	For	With
4	TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF PROPOSAL 1.	For	Issuer	For	With

TESSCO TECHNOLOGIES INCORPORATED

Ticker Symbol:TESS	Cusip Number:872386-107
Record Date: 6/6/2012	Meeting Date: 7/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ROBERT B. BARNHILL, JR. 2) JOHN D. BELETIC 3) BENN R. KONSYNSKI 4) DANIEL OKRENT 5) MORTON F. ZIFFERER	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.	For	Issuer	For	With
3	AN ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION FOR THE FISCAL YEAR ENDED APRIL 1, 2012.	Against	Issuer	For	Against
4	A RECOMMENDATION BY ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY SHAREHOLDER VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against

UNIVERSAL CORPORATION

Ticker Symbol:UVV	Cusip Number:913456-109
Record Date: 6/15/2012	Meeting Date: 8/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	DIRECTOR 1) JOHN B. ADAMS, JR. 2) DIANA F. CANTOR 3) ROBERT C. SLEDD	For	Issuer	For	With
2.	APPROVE A NON-BINDING ADVISORY RESOLUTION RELATING TO THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS	Against	Issuer	For	Against
3.	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2013	For	Issuer	For	With
4.	RE-APPROVE THE UNIVERSAL CORPORATION 2007 STOCK INCENTIVE PLAN	Against	Issuer	For	Against

WORLD ACCEPTANCE CORPORATION

Ticker Symbol:WRLD	Cusip Number:981419-104
Record Date: 6/15/2012	Meeting Date: 8/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) A. A. MCLEAN, III 2) JAMES R. GILREATH 3) WILLIAM S. HUMMERS, III 4) CHARLES D. WAY 5) KEN R. BRAMLETT, JR. 6) SCOTT J. VASSALLUZZO 7) DARRELL E. WHITAKER	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	PROPOSAL TO APPROVE, ON AN ADVISIORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS	Against	Issuer	For	Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

* Steven M. Wegener

President and Treasurer

Date: August 14, 2013

*Print the name and title of each signing officer under his or her signature.